Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity

5.	STOCKHOLDERS’ EQUITY
Upon the closing of the Company’s initial public offering, the Company’s shareholders agreement terminated pursuant to its terms. In connection with the closing of the Company’s initial public offering, the Company amended and restated its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”) and amended and restated its Bylaws (the “Amended and Restated Bylaws”). The Amended and Restated Certificate of Incorporation was filed with the Secretary of State of the State of Delaware on August 1, 2022 and became effective on that date, and among other things, increased the authorized number of common stock to 70,000,000 shares and decreased the authorized number of preferred stock to 30,000,000 shares.
Sales of MAIA Common Stock
During January and February 2022, the Company sold 263,729 shares of common stock at $9.00 per share for gross proceeds of $2,373,561 with no transaction costs. During May 2022, the Company sold 11,111 shares of common stock at $9 per share for gross proceeds of $99,999 with no transaction costs. The Company issued these shareholders additional shares (“Ratchet Shares”) upon the closing of the Company’s initial public offering such that the $9.00 price per share they paid was equal to the price per share in the Company’s initial public offering of $5.00. The number of Ratchet Shares were calculated using the $5.00 per share price in the Company’s initial public offering and 219,872 shares of common stock were issued on August 1, 2022 to the investors in the Recent Private Rounds. The Ratchet shares were determined to be a freestanding instrument that was classified as a liability when the right was granted and subsequently reclassified to equity when shares were issued. The Ratchet Shares were valued at $1,099,360, based on the $5 price of the initial public offering and were recorded as expense included in operating expense in the 2022 Consolidated Statement of Operations.

Initial Public Offering
On July 28, 2022 the Company’s shares of common stock began trading on the NYSE American under the symbol MAIA. On August 1, 2022, the Company sold 2,000,000 shares of common stock at $5.00 per share for gross proceeds of $10,000,000 in an initial public offering prior to deducting underwriting discounts, commissions, and other offering expenses. On August 3, 2022, the Company sold an additional 300,000 shares of common stock at $5.00 per share when the underwriter exercised the overallotment for gross proceeds of $1,500,000 prior to deducting underwriting discounts, commissions, and other offering expenses. After deducting the underwriting discount and other offering expenses payable by the Company, the total net proceeds for the initial public offering and the overallotment were $9,093,830.
MAIA Biotechnology, Inc. Restricted Stock Awards
During the three months ended March 31, 2022, MAIA recognized $52,500 of stock compensation expense related to 29,168 of MAIA’s restricted shares granted to the founders.
During the three months ended March 31, 2023, the company expensed $164,070 to consulting for investor relations related to the grant of 40,500 restricted shares of common stock. There are no unvested restricted shares as of March 31, 2023.
MAIA Stock Warrants
In January 2022, the Company and certain warrant holders executed waivers related to the acceptance and approval of an amendment to the holders’ warrant agreements originally issued between May 6, 2020 and February 26, 2021 in connection with the Company’s issuance of convertible notes. The amendment removed the IPO expiration provision from the warrant agreements, and the warrants are now only to be exercisable, in whole or in part, during the exercise period ending on the earliest to occur of: (a) various dates in 2028 as stated within the warrant agreements; or (b) immediately prior to the closing of a change of control. The value of the warrant modification to the 144,497 warrants was calculated using the Black-Scholes-Merton option pricing model. The incremental fair value attributable to the modified awards compared to the original awards immediately prior to the modification was calculated at $450,578 and was treated as a deemed dividend for the three months ended March 31, 2022 and is reflected as “Deemed dividend on warrant modification” in the accompanying statement of operations.
During January 2022, warrants were exercised, resulting in the issuance of 61,111 shares of MAIA common stock for proceeds of $110,000. During May 2022, warrants were exercised, resulting in the issuance of 153,000 shares of common stock for proceeds of approximately $275,400. Another 394,501 warrants were exercised with a cashless exercise assuming the fair market value of $9 per share resulting in the issuance of 315,601 shares of common stock.
On August 1, 2022 at the closing of the initial public offering, 20,520 warrants with an exercise price of $5.00 per share expired.
Concurrently with the closing of the Company’s initial public offering, the Company issued warrants to purchase an aggregate of up to 100,000 shares of its common stock to the Representative or its designees, at an exercise price of $6.25 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable beginning on January 23, 2023, and expire on July 27, 2027, pursuant to the terms and conditions of the Representative’s Warrants. On August 3, concurrently with the full exercise of the Underwriter’s over-allotment option, the Company issued additional warrants to purchase an aggregate of up to 15,000 shares of its common stock to the Representative or its designees on the same terms. The warrants are not indexed to the Company’s own stock and therefore meet the definition of a derivative liability. The warrants are liability classified instruments and were initially recorded as $343,735, which was the value determined using the Black-Scholes method using a term of five years, risk free interest rate of 2.82% and volatility of 77.5%. As of March 31, 2023 and December 31, 2022 the Company remeasured the warrant liability resulting in a value of $224,399 and $245,341 respectively. The gain on remeasurement of the warrant liability in the amount of $20,942 was included in other income.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2023	796,985	$6.04	5.16
Issued	—	—
Exercised	—	—
Expired	—	—

Balance at March 31, 2023	796,985	$6.04	4.91

MAIA Biotechnology, Inc. Stock Award Plans
In 2018, the Company adopted the MAIA Biotechnology, Inc. 2018 Stock Option Plan (the “MAIA 2018 Plan”). MAIAs board of directors administers the MAIA Plan for the purposes of attracting, retaining, and motivating key employees, directors, and consultants of MAIA. The terms of the MAIA 2018 Plan continue to govern the 1,924,500 options outstanding in the plan of March 31, 2023.
In 2020, the Company adopted the MAIA Biotechnology, Inc. Amended and Restated 2020 Equity Incentive Plan (the “MAIA 2020 Plan’’), also administered by the board of directors. The MAIA 2020 Plan permitted awards to take the form of stock options, restricted stock and restricted stock units. The terms of the MAIA 2020 Plan continue to govern the 3,983,023 options outstanding in the plan as of March 31, 2023. There are no shares reserved for future issuance in the MAIA 2018 Plan or the MAIA 2020 Plan.
On August 1, 2022 the Company approved the MAIA Biotechnology, Inc. 2021 Equity Incentive Plan (the “MAIA 2021 Plan’’) with 1,909,518 shares of common stock reserved for issuance. As of March 31, 2023 there are 599,126 shares of common stock available for future issuance under the MAIA 2021 Plan and 1,310,392 options are outstanding in the MAIA 2021 Plan.
Stock options are to be granted with an exercise price which is at least equal to the stock’s estimated fair value at the date of grant, and with a contractual term of no more than ten years from the date of grant. In the case of an option granted to a 10% stockholder, the exercise price shall be generally no less than 110% of the fair market value per share on the date of grant, and the contractual term shall be seven years. Outstanding options awarded under the MAIA 2021 Plan may, but need not, vest and therefore become exercisable in periodic installments that may, but need not, be equal. The option may be subject to other terms and conditions as to the time or times when it may be exercised (which may be based on performance or other criteria) as the board of directors may deem appropriate. Unexercised options are canceled ninety days after termination of an employee, director, founder, or consultant. Unexercised options are canceled immediately if an employee, director, founder, or consultant is terminated for cause; under certain other circumstances, the period to cancellation may differ as described in the respective plan documents. Certain clauses in the Plans also govern the Company’s exercise repurchase rights and various other features of awards granted under the plans.
As of March 31, 2023, only stock options have been awarded pursuant to the MAIA stock award plans.

The following table summarizes the activity and information regarding MAIA’s outstanding and exercisable options for the three months ended March 31, 2023:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2023	6,545,628	$2.55	7.59	—
Granted	672,287	4.08
Exercised	—	—
Cancelled/forfeited	—	—

Balance at March 31, 2023	7,217,915	$2.69	7.82	$8,907,071

Options exercisable at March 31, 2023	5,676,837	$2.29	7.39	$8,591,943

During the three months ended March 31, 2023, the fair value of our common stock is based on the closing price of the common stock in the public market.
During the three months ended March 31, 2022, the fair value of the Company’s common stock was estimated for financial reporting purposes from January 1 to January 26, 2022 based on valuations of $8.87 per share as of December 31, 2021. For our valuations of common stock performed, we used a hybrid method of the Option Pricing Method (“OPM”) and the Probability-Weighted Expected Return Method (“PWERM”). PWERM considers various potential liquidity outcomes. Our approach included the use of an initial public offering scenario, a scenario assuming continued operation as a private entity, and a dissolution scenario. Under the hybrid OPM and PWERM, the per share values calculated under the OPM and PWERM are weighted based on expected exit outcomes and the quality of the information specific to each allocation methodology to arrive at a final estimated fair value per share of the common stock before a discount for lack of marketability is applied. From January 27 to March 31, 2022 the fair value of the Company’s common stock was estimated for financial reporting purposes at $9 per share based on the sale of common stock from January 27, 2022 to March 31, 2022.
The value of option grants is calculated using the Black-Scholes option pricing model with the following assumptions for options granted during the three months ended March 31, 2023 and 2022:

	2023	2022
Risk-free interest rate	3.64% - 4.23%	2.14%
Expected term (in years)	5 - 6.08	5 - 6.25
Expected volatility	99.6% - 101.1%	72.0% - 74.2%
Expected dividend yield	— %	— %
The weighted-average grant date fair value of stock options issued during the three months ended March 31, 2023 and 2022 was $3.27 and $5.78, respectively. As of March 31, 2023, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted was $5,097,294, which the Company expects to recognize over a weighted average period of approximately 3.3 years.
Stock based compensation related to the Company’s stock plans are as follows:

	Three Months Ended March 31,
	2023	2022
General and administrative	$256,677	$440,551
Research and development	280,845	272,779

Total stock-based compensation	$537,522	$713,330

8.	STOCKHOLDERS’ EQUITY
Upon the closing of the Company’s initial public offering, the Company’s shareholders agreement terminated pursuant to its terms. In connection with the closing of the Company’s initial public offering, the Company amended and restated its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”) and amended and restated its Bylaws (the “Amended and Restated Bylaws”). The Amended and Restated Certificate of Incorporation was filed with the Secretary of State of the State of Delaware on August 1, 2022 and became effective on that date, and among other things, increased the authorized number of common stock to 70,000,000 shares and decreased the authorized number of preferred stock to 30,000,000 shares.

Sales of MAIA Common Stock
During January and February 2022, the Company sold 263,729 shares of common stock at $9.00 per share for gross proceeds of $2,373,561 with no transaction costs. During May 2022, the Company sold 11,111 shares of common stock at $9 per share for gross proceeds of $99,999 with no transaction costs. The Company issued these shareholders additional shares upon the closing of the Company’s initial public offering such that the $9.00 price per share they paid was equal to the price per share in the Company’s initial public offering of $5.00. The number of Ratchet Shares were calculated using the $5.00 per share price in the Company’s initial public offering and 219,872 shares of common stock were issued on August 1, 2022 to the investors in the Recent Private Rounds. The Ratchet shares were determined to be a freestanding instrument that was classified as a liability when the right was granted and subsequently reclassified to equity when shares were issued. The Ratchet Shares were valued at $1,099,360, based on the $5 price of the initial public offering and were recorded as expense included in operating expense.
Initial Public Offering
On July 28, 2022 the Company’s shares of common stock began trading on the NYSE American under the symbol MAIA. On August 1, 2022, the Company sold 2,000,000 shares of common stock at $5.00 per share for gross proceeds of $10,000,000 in an initial public offering prior to deducting underwriting discounts, commissions, and other offering expenses. On August 3, 2022, the Company sold an additional 300,000 shares of common stock at $5.00 per share when the underwriter exercised the overallotment for gross proceeds of $1,500,000 prior to deducting underwriting discounts, commissions, and other offering expenses. After deducting the underwriting discount and other offering expenses payable by the Company, the total net proceeds for the initial public offering and the overallotment were approximately $9,100,000.
MAIA Biotechnology, Inc. Restricted Stock Awards
During the year ended December 31, 2021, MAIA recognized $202,500 of stock compensation expense related to 112,500 of MAIA’s restricted shares granted to the founders. On August 13, 2021, upon the dissolution of THIO and merger into MAIA (see Note 1), a founder’s 612,500 fully vested THIO restricted shares were canceled and the founder was issued 612,500 MAIA restricted shares. Additionally, in accordance with the founder’s original award, the founder was also issued 87,500 MAIA restricted shares which vested ratably each quarter through April 1, 2022 to replace the equivalent number of unvested THIO restricted shares. There are no unvested shares as of December 31, 2022 related to the founder’s restricted shares. During the 12 months ended December 31, 2022, MAIA recognized $52,500 of expense related to restricted stock for the year ended 2022.

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2022	58,333	$1.80
Vested	(58,333)	1.80

Unvested balance at December 31, 2022	—	$—

MAIA Stock Warrants
In January 2022, the Company and certain warrant holders executed waivers related to the acceptance and approval of an amendment to the holders’ warrant agreements originally issued between May 6, 2020 and February 26, 2021 in connection with the Company’s issuance of convertible notes. The amendment removed the

IPO expiration provision from the warrant agreements, and the warrants are now only to be exercisable, in whole or in part, during the exercise period ending on the earliest to occur of: (a) various dates in 2028 as stated within the warrant agreements; or (b) immediately prior to the closing of a change of control. The value of the warrant modification to the 144,497 warrants was calculated using the Black-Scholes-Merton option pricing model. The incremental fair value attributable to the modified awards compared to the original awards immediately prior to the modification was calculated at $450,578 and was treated as a deemed dividend and is reflected as “Deemed dividend on warrant modification” in the accompanying statement of operations.
During January 2022, warrants were exercised, resulting in the issuance of 61,111 shares of MAIA common stock for proceeds of $110,000. During May 2022, warrants were exercised, resulting in the issuance of 153,000 shares of common stock for proceeds of approximately $275,400. Another 394,501 warrants were exercised with a cashless exercise assuming the fair market value of $9.00 per share resulting in the issuance of 315,601 shares of common stock.
At the closing of the initial public offering, 20,520 warrants with an exercise price of $5.00 per share expired.
Concurrently with the closing of the Company’s initial public offering, the Company issued warrants to purchase an aggregate of up to 100,000 shares of its common stock to the Representative or its designees, at an exercise price of $6.25 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable beginning on January 23, 2023, and expire on July 27, 2027, pursuant to the terms and conditions of the Representative’s Warrants. On August 3, concurrently with the full exercise of the Underwriter’s over-allotment option, the Company issued additional warrants to purchase an aggregate of up to 15,000 shares of its common stock to the Representative or its designees on the same terms. The warrants are not indexed to the Company’s own stock and therefore meet the definition of a derivative liability. The warrants are liability classified instruments and were initially recorded as $343,735, which was the value determined using the Black-Scholes method using a term of five years, risk free interest rate of 2.82% and volatility of 77.5%. As of December 31, 2022 the Company remeasured the warrant liability resulting in a value of $245,341. The gain on remeasurement of the warrant liability in the amount of $98,394 was included in other income. Only the 115,000 warrants issued in 2022 are classified as a liability, all other outstanding warrants are equity classified.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2022	1,311,117	$4.03	7.30
Issued	115,000	6.25
Exercised	(608,612)	1.80
Expired	(20,520)	5.00

Balance at December 31, 2022	796,985	$6.04	5.16

The value of the warrants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for warrants granted during the years ended December 31, 2022 and 2021:

	2022	2021
Risk-free interest rate	2.8% - 4.1%	0.6% - 1.3%
Expected term (in years)	4.6 - 5	5 - 7
Expected volatility	78% - 92%	81% - 106%
Expected dividend yield	— %	— %

MAIA Biotechnology, Inc. Stock Award Plans
In 2018, the Company adopted the MAIA Biotechnology, Inc. 2018 Stock Option Plan (the “MAIA 2018 Plan”). MAIA’s board of directors administers the MAIA Plan for the purposes of attracting, retaining, and motivating key employees, directors, and consultants of MAIA. The terms of the MAIA 2018 Plan continue to govern the 1,924,500 options outstanding in the plan of December 31, 2022.
In 2020, the Company adopted the MAIA Biotechnology, Inc. Amended and Restated 2020 Equity Incentive Plan (the “MAIA 2020 Plan’’), also administered by the board of directors. The MAIA 2020 Plan permitted awards to take the form of stock options, restricted stock and restricted stock units. The terms of the MAIA 2020 Plan continue to govern the 3,983,023 options outstanding in the plan as of December 31, 2022. There are no shares reserved for future issuance in the MAIA 2018 Plan or the MAIA 2020 Plan .
On August 1, 2022 the Company approved the MAIA Biotechnology, Inc. 2021 Equity Incentive Plan (the “MAIA 2021 Plan’’) with 1,909,518 shares of common stock reserved for issuance. As of December 31, 2022 there were 1,271,413 shares of common stock available for future issuance under the MAIA 2021 Plan and 638,105 options outstanding in the MAIA 2021 Plan.
Stock options are to be granted with an exercise price which is at least equal to the stock’s estimated fair value at the date of grant, and with a contractual term of no more than ten years from the date of grant. In the case of an option granted to a 10% stockholder, the exercise price shall be generally no less than 110% of the fair market value per share on the date of grant, and the contractual term shall be seven years. Outstanding options awarded under the MAIA 2021 Plan may, but need not, vest and therefore become exercisable in periodic installments that may, but need not, be equal. The option may be subject to other terms and conditions as to the time or times when it may be exercised (which may be based on performance or other criteria) as the board of directors may deem appropriate. Unexercised options are canceled ninety days after termination of an employee, director, founder, or consultant. Unexercised options are canceled immediately if an employee, director, founder, or consultant is terminated for cause; under certain other circumstances, the period to cancellation may differ as described in the respective plan documents. Certain clauses in the Plans also govern the Company’s exercise repurchase rights and various other features of awards granted under the plans.
As of December 31, 2022, only stock options have been awarded pursuant to the MAIA stock award plans.
The following table summarizes the activity and information regarding MAIA’s outstanding and exercisable options classified as equity awards as of December 31, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2022	5,797,185	$2.22	8.59	—
Granted	811,831	4.77
Exercised	(46,500)	1.81
Cancelled/forfeited	(16,888)	1.82

Balance at December 31, 2022	6,545,628	$2.55	7.85	$9,773,706

Options exercisable at December 31, 2022	5,449,715	$2.24	7.59	$8,804,841

During the year ended December 31, 2022, the fair value of the Company’s common stock was estimated for financial reporting purposes from January 1 to January 26, 2022 based on valuations of $8.87 per share as of December 31, 2021. For our valuations of common stock performed, we used a hybrid method of the Option Pricing Method (“OPM”) and the Probability-Weighted Expected Return Method (“PWERM”). PWERM considers various potential liquidity outcomes. Our approach included the use of an initial public offering scenario, a scenario assuming continued operation as a private entity, and a dissolution scenario. Under the hybrid OPM and PWERM, the per share values calculated under the OPM and PWERM are weighted based on expected exit outcomes and the quality of the information specific to each allocation methodology to arrive at a final estimated fair value per share of the common stock before a discount for lack of marketability is applied. From January 27 to May 31, 2022 the fair value of the Company’s common stock was estimated for financial reporting purposes at $9 per share based on the sale of common stock from January 27, 2022 to May 19, 2022. From June 1, 2022 to August 1, 2022 the fair value of the Company’s common stock was estimated for financial reporting purpose at $5 per share based on the price paid in the initial public offering. Following the initial public offering, the fair value of common stock, is based on the closing price of the common stock in the public market.
During the year ended December 31, 2021, the fair value of the Company’s common stock was estimated for financial reporting purposes based on valuations. From January 1, 2021 to February 28, 2021 a valuation of $1.80 was used. During the period of March 1, 2021 to June 6, 2021, the fair value of the Company’s common stock was estimated for financial reporting purposes based on valuations of $1.83 per share in February and April 2021 due to the lack of any single specific event that would have indicated a definitive change in the value of the Company. The February and April 2021 valuations used the income approach and the market approach in estimating the fair value of our common stock. The market approach utilized guideline public companies in estimating fair value of our stock. The income approach estimates enterprise value based on the estimated present value of future cash flows the business is expected to generate over its remaining life. The estimated present value is calculated using a discount rate reflective of the risks associated with an investment in a similar company in a similar industry or having a similar history of revenue growth. The market approach measures the value of a business through an analysis of recent sales or offerings of comparable investments or assets, and in our case, focused on comparing us to a group of our peer companies. In applying this method, valuation multiples are derived from historical and projected operating data of the peer company group. We then apply the selected multiples to our operating data to arrive at a range of indicated enterprise values of the Company. We then subtracted the net debt to determine equity value not be necessary to determine the fair value of our common stock.
The value of option grants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for options granted during the years ended December 31, 2022 and 2021.

	2022	2021
Risk-free interest rate	2.14% - 4.45%	0.36% - 1.27%
Expected term (in years)	5 - 6.25	5 - 6.50
Expected volatility	71.9% - 87.9%	71.4% - 81.5%
Expected dividend yield	—	—
The weighted-average grant date fair values of stock options issued during the years ended December 31, 2022 and 2021
w
ere $3.75 and $3.55, respectively. At December 31, 2022, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted was $3,447,367 which the Company expects to recognize over a weighted average period of approximately 3.26 years.

Stock based compensation related to the Company’s stock plans are as follows:

	Years Ended December 31,
	2022	2021
General and administrative	$1,422,799	$1,779,185
Research and development	896,628	943,708

Total stock-based compensation	$2,319,427	$2,722,893